JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 8.4%
Axon Enterprise, Inc. *	225	95,344
BWX Technologies, Inc.	526	107,636
FTAI Aviation Ltd. (a)	574	140,655
HEICO Corp., Class A	682	143,905
Howmet Aerospace, Inc.	1,713	394,790
Rocket Lab Corp. *	1,109	71,242
		953,572
Automobiles — 0.5%
Thor Industries, Inc.	684	54,637
Biotechnology — 10.2%
Alkermes plc *	1,776	62,797
Alnylam Pharmaceuticals, Inc. *	701	231,933
Bridgebio Pharma, Inc. *	331	24,556
Caris Life Sciences, Inc. * (a)	1,691	30,238
Disc Medicine, Inc. *	386	24,662
Insmed, Inc. *	1,550	253,442
Ionis Pharmaceuticals, Inc. * (a)	807	60,573
Natera, Inc. *	845	168,982
Neurocrine Biosciences, Inc. *	1,207	159,043
Nuvalent, Inc., Class A *	607	62,233
Rhythm Pharmaceuticals, Inc. *	597	51,938
uniQure NV (Netherlands) *	563	9,216
Xenon Pharmaceuticals, Inc. (Canada) *	426	24,772
		1,164,385
Broadline Retail — 0.4%
Coupang, Inc. (South Korea) *	2,357	44,494
Building Products — 1.1%
Carlisle Cos., Inc. (a)	181	60,433
Trane Technologies plc	147	61,419
		121,852
Capital Markets — 5.2%
Ares Management Corp., Class A	194	21,197
Bank of New York Mellon Corp. (The)	573	68,016
Interactive Brokers Group, Inc., Class A	544	36,495
LPL Financial Holdings, Inc.	209	62,864
MSCI, Inc.	293	157,609
Raymond James Financial, Inc.	741	107,261
Robinhood Markets, Inc., Class A *	1,078	74,701
Tradeweb Markets, Inc., Class A	538	63,308
		591,451
Commercial Services & Supplies — 1.4%
Rollins, Inc.	1,758	93,898
Veralto Corp.	734	64,862
		158,760

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — 0.9%
Ciena Corp. *	272	105,617
Construction & Engineering — 5.4%
Comfort Systems USA, Inc.	211	291,601
Quanta Services, Inc.	602	330,358
		621,959
Construction Materials — 0.4%
James Hardie Industries plc, ADR *	2,740	51,887
Consumer Finance — 0.3%
Figure Technology Solutions, Inc., Class A * (a)	1,016	34,482
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc.	168	122,790
Performance Food Group Co. *	1,317	112,792
		235,582
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	506	41,562
Electrical Equipment — 4.5%
AMETEK, Inc.	504	107,968
Canva, Inc. ‡ * (b)	5	7,790
Databricks ‡ * (b)	104	19,850
Vertiv Holdings Co., Class A	1,527	382,624
		518,232
Electronic Equipment, Instruments & Components — 1.8%
Fabrinet (Thailand) *	193	100,454
Teledyne Technologies, Inc. *	178	108,025
		208,479
Energy Equipment & Services — 0.7%
TechnipFMC plc (United Kingdom)	1,087	75,125
Entertainment — 3.7%
Live Nation Entertainment, Inc. * (a)	1,036	158,043
ROBLOX Corp., Class A *	2,113	119,523
Take-Two Interactive Software, Inc. *	709	139,920
		417,486
Financial Services — 0.7%
Affirm Holdings, Inc., Class A *	379	17,351
Rocket Cos., Inc., Class A *	4,837	68,933
		86,284
Health Care Equipment & Supplies — 2.6%
Dexcom, Inc. *	1,783	111,988
IDEXX Laboratories, Inc. *	240	134,500
IRhythm Holdings, Inc. *	224	26,447
Penumbra, Inc. *	77	25,312
		298,247

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 2.5%
Cencora, Inc.	903	283,678
Health Care Technology — 1.2%
Veeva Systems, Inc., Class A *	788	138,503
Hotels, Restaurants & Leisure — 10.0%
Chipotle Mexican Grill, Inc., Class A *	1,768	56,597
DoorDash, Inc., Class A *	469	70,439
Expedia Group, Inc.	170	39,184
Flutter Entertainment plc *	279	28,499
Hilton Worldwide Holdings, Inc.	1,282	389,708
Planet Fitness, Inc., Class A *	610	45,402
Royal Caribbean Cruises Ltd.	1,285	353,540
Texas Roadhouse, Inc.	411	67,807
Wingstop, Inc. (a)	169	26,171
Wynn Resorts Ltd.	604	61,348
		1,138,695
Household Durables — 1.6%
Garmin Ltd.	260	60,206
Somnigroup International, Inc.	1,697	125,465
		185,671
Independent Power and Renewable Electricity Producers — 1.3%
Vistra Corp.	1,030	154,828
Insurance — 0.6%
Arthur J Gallagher & Co.	300	65,003
Interactive Media & Services — 0.9%
Reddit, Inc., Class A *	728	97,987
IT Services — 4.9%
Cloudflare, Inc., Class A *	1,220	251,799
DigitalOcean Holdings, Inc. *	372	31,867
MongoDB, Inc., Class A *	297	72,746
Okta, Inc. *	713	56,084
Snowflake, Inc., Class A *	427	64,424
Twilio, Inc., Class A *	661	83,222
		560,142
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	507	57,757
IQVIA Holdings, Inc. *	385	65,781
Mettler-Toledo International, Inc. *	39	48,914
		172,452
Machinery — 2.7%
Esab Corp.	622	60,097
Ingersoll Rand, Inc.	776	62,218

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
ITT, Inc.	663	126,278
PACCAR, Inc.	497	57,446
		306,039
Oil, Gas & Consumable Fuels — 4.0%
Cheniere Energy, Inc.	704	199,875
EOG Resources, Inc.	727	105,060
Williams Cos., Inc. (The)	2,074	150,938
		455,873
Professional Services — 0.8%
Broadridge Financial Solutions, Inc.	564	91,603
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A *	934	126,466
Residential REITs — 0.5%
Equity LifeStyle Properties, Inc.	867	54,128
Semiconductors & Semiconductor Equipment — 4.1%
MKS, Inc.	328	75,424
Monolithic Power Systems, Inc.	122	132,850
ON Semiconductor Corp. *	1,787	110,651
Rambus, Inc. *	608	52,270
Teradyne, Inc.	346	102,694
		473,889
Software — 4.1%
Datadog, Inc., Class A *	1,338	157,951
HubSpot, Inc. *	352	85,901
JFrog Ltd. *	1,323	62,105
Palo Alto Networks, Inc. *	405	64,835
Procore Technologies, Inc. *	1,121	63,919
Rubrik, Inc., Class A *	757	37,081
		471,792
Specialty Retail — 5.3%
AutoZone, Inc. *	31	105,242
Burlington Stores, Inc. *	555	180,681
Carvana Co., Class A *	632	198,730
Ulta Beauty, Inc. *	230	119,925
		604,578
Textiles, Apparel & Luxury Goods — 1.2%
Levi Strauss & Co., Class A (a)	3,400	62,865
On Holding AG, Class A (Switzerland) *	2,118	72,046
		134,911
Total Common Stocks (Cost $9,012,968)		11,300,331

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $86,087)	86,085	86,094
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d) (Cost $93,259)	93,259	93,259
Total Short-Term Investments (Cost $179,346)		179,353
Total Investments — 100.6% (Cost $9,192,314)		11,479,684
Liabilities in Excess of Other Assets — (0.6)%		(70,742)
NET ASSETS — 100.0%		11,408,942

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $97,236.
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$953,572	$—	$—	$953,572

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Automobiles	$54,637	$—	$—	$54,637
Biotechnology	1,164,385	—	—	1,164,385
Broadline Retail	44,494	—	—	44,494
Building Products	121,852	—	—	121,852
Capital Markets	591,451	—	—	591,451
Commercial Services & Supplies	158,760	—	—	158,760
Communications Equipment	105,617	—	—	105,617
Construction & Engineering	621,959	—	—	621,959
Construction Materials	51,887	—	—	51,887
Consumer Finance	34,482	—	—	34,482
Consumer Staples Distribution & Retail	235,582	—	—	235,582
Diversified Consumer Services	41,562	—	—	41,562
Electrical Equipment	490,592	—	27,640	518,232
Electronic Equipment, Instruments & Components	208,479	—	—	208,479
Energy Equipment & Services	75,125	—	—	75,125
Entertainment	417,486	—	—	417,486
Financial Services	86,284	—	—	86,284
Health Care Equipment & Supplies	298,247	—	—	298,247
Health Care Providers & Services	283,678	—	—	283,678
Health Care Technology	138,503	—	—	138,503
Hotels, Restaurants & Leisure	1,138,695	—	—	1,138,695
Household Durables	185,671	—	—	185,671
Independent Power and Renewable Electricity Producers	154,828	—	—	154,828
Insurance	65,003	—	—	65,003
Interactive Media & Services	97,987	—	—	97,987
IT Services	560,142	—	—	560,142
Life Sciences Tools & Services	172,452	—	—	172,452
Machinery	306,039	—	—	306,039
Oil, Gas & Consumable Fuels	455,873	—	—	455,873
Professional Services	91,603	—	—	91,603
Real Estate Management & Development	126,466	—	—	126,466
Residential REITs	54,128	—	—	54,128
Semiconductors & Semiconductor Equipment	473,889	—	—	473,889
Software	471,792	—	—	471,792
Specialty Retail	604,578	—	—	604,578
Textiles, Apparel & Luxury Goods	134,911	—	—	134,911
Total Common Stocks	11,272,691	—	27,640	11,300,331
Short-Term Investments
Investment Companies	86,094	—	—	86,094
Investment of Cash Collateral from Securities Loaned	93,259	—	—	93,259
Total Short-Term Investments	179,353	—	—	179,353
Total Investments in Securities	$11,452,044	$—	$27,640	$11,479,684
As of March 31, 2026, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$14,572	$19,850	0.2%
Canva, Inc. - Common Stocks	10/6/2025	7,790	7,790	0.1%
		$22,362	$27,640
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$26,249	$2,222,907	$2,163,042	$(20)	$— (c)	$86,094	86,085	$4,049	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	141,650	1,214,780	1,263,171	—	—	93,259	93,259	4,201	—
Total	$167,899	$3,437,687	$3,426,213	$(20)	$— (c)	$179,353		$8,250	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
(c)	Amount rounds to less than one thousand.